Schedule of Investments (unaudited)	iShares® Core High Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
General Dynamics Corp.	226,984	$48,143,306
Lockheed Martin Corp.	334,123	130,017,283
		178,160,589
Banks — 2.7%
Truist Financial Corp.	1,770,597	111,228,903
U.S. Bancorp.	1,796,857	104,559,109
		215,788,012
Beverages — 7.1%
Coca-Cola Co. (The)	4,899,319	298,907,452
PepsiCo Inc.	1,473,496	255,681,026
		554,588,478
Biotechnology — 7.3%
AbbVie Inc.	3,113,074	426,148,700
Gilead Sciences Inc.	2,108,908	144,839,801
		570,988,501
Capital Markets — 2.0%
Artisan Partners Asset Management Inc., Class A	250,244	10,813,043
Blackstone Inc., NVS	912,335	120,400,850
Franklin Resources Inc.	390,232	12,475,717
Janus Henderson Group PLC	261,083	9,633,963
Moelis & Co., Class A	98,760	5,576,977
		158,900,550
Communications Equipment — 3.2%
Cisco Systems Inc.	4,515,991	251,405,219

Containers & Packaging — 0.7%
Amcor PLC	2,626,519	31,544,493
Packaging Corp. of America	118,467	17,844,684
Sonoco Products Co.	121,841	6,901,075
		56,290,252
Distributors — 0.2%
Genuine Parts Co.	144,105	19,199,109

Diversified Financial Services — 0.2%
Apollo Global Management Inc.	243,455	17,041,850

Diversified Telecommunication Services — 5.9%
Cogent Communications Holdings Inc.	75,460	4,800,011
Verizon Communications Inc.	8,666,627	461,324,555
		466,124,566
Electric Utilities — 6.3%
Alliant Energy Corp.	284,616	17,037,114
American Electric Power Co. Inc.	766,943	69,331,647
Avangrid Inc.	98,734	4,612,852
Duke Energy Corp.	1,240,909	130,369,899
Evergy Inc.	324,161	21,057,499
Exelon Corp.	1,156,063	66,993,851
IDACORP Inc.	57,057	6,288,823
PNM Resources Inc.	101,120	4,531,187
Portland General Electric Co.	124,814	6,557,728
Southern Co. (The)	1,782,345	123,855,154
Xcel Energy Inc.	606,274	42,233,047
		492,868,801
Electronic Equipment, Instruments & Components — 0.1%
National Instruments Corp.	134,772	5,555,302
Food Products — 0.1%
Flowers Foods Inc.	266,581	7,498,924
Security	Shares	Value

Gas Utilities — 0.1%
National Fuel Gas Co.	110,044	$6,682,972

Hotels, Restaurants & Leisure — 2.4%
Darden Restaurants Inc.	157,196	21,987,005
McDonald's Corp.	655,654	170,109,430
		192,096,435
Household Products — 6.4%
Colgate-Palmolive Co.	806,142	66,466,408
Kimberly-Clark Corp.	463,147	63,752,184
Procter & Gamble Co. (The)	2,287,482	367,026,487
Reynolds Consumer Products Inc.	69,029	2,089,508
		499,334,587
Industrial Conglomerates — 1.7%
3M Co.	803,379	133,376,982
Insurance — 0.6%
Erie Indemnity Co., Class A, NVS	21,701	3,995,154
Mercury General Corp.	52,849	2,888,726
Travelers Companies Inc. (The)	236,110	39,236,760
		46,120,640
IT Services — 0.6%
Paychex Inc.	283,933	33,435,950
Western Union Co. (The)	889,605	16,822,431
		50,258,381
Leisure Products — 0.2%
Hasbro Inc.	143,860	13,304,173
Machinery — 0.2%
Snap-on Inc.	58,948	12,275,921
Metals & Mining — 1.0%
Newmont Corp.	1,287,863	78,778,580
Multi-Utilities — 1.5%
CMS Energy Corp.	336,664	21,674,428
NiSource Inc.	551,669	16,097,701
Public Service Enterprise Group Inc.	666,273	44,327,143
WEC Energy Group Inc.	381,527	37,023,380
		119,122,652
Oil, Gas & Consumable Fuels — 19.1%
Chevron Corp.	3,613,012	474,496,866
Coterra Energy Inc.	806,921	17,671,570
DTE Midstream LLC(a)	202,400	10,464,080
Exxon Mobil Corp.	9,851,883	748,349,033
Kinder Morgan Inc.	5,351,789	92,907,057
ONEOK Inc.	1,103,502	66,960,501
Williams Companies Inc. (The)	2,976,257	89,109,134
		1,499,958,241
Personal Products — 0.0%
Medifast Inc.	13,165	2,616,017
Pharmaceuticals — 17.3%
Bristol-Myers Squibb Co.	3,121,784	202,572,564
Johnson & Johnson	2,804,085	483,115,805
Merck & Co. Inc.	3,711,611	302,422,064
Pfizer Inc.	7,025,397	370,168,168
		1,358,278,601
Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Inc.	414,414	242,796,874

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	892,775	$160,244,185
		403,041,059
Textiles, Apparel & Luxury Goods — 0.3%
VF Corp.	341,885	22,294,321
Thrifts & Mortgage Finance — 0.1%
Radian Group Inc.	203,584	4,558,246
TFS Financial Corp.	120,875	2,100,807
		6,659,053
Tobacco — 4.7%
Philip Morris International Inc.	3,579,150	368,115,577

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co. Inc., Class A	70,700	5,771,948
Watsco Inc.	33,792	9,548,268
		15,320,216
Water Utilities — 0.1%
Essential Utilities Inc.	196,297	9,567,516
Total Common Stocks — 99.7%
(Cost: $6,852,975,274)		7,831,612,077
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	10,820,000	$10,820,000

Total Short-Term Investments — 0.1%
(Cost: $10,820,000)		10,820,000

Total Investments in Securities — 99.8%
(Cost: $6,863,795,274)		7,842,432,077

Other Assets, Less Liabilities — 0.2%		12,143,984

Net Assets — 100.0%		$7,854,576,061

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$16,210,000	$—	$(5,390,000	)(a)	$—	$—	$10,820,000	10,820,000	$516	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DIJA Mini e-CBOT Index	39	03/18/22	$6,824	$(67,935)
E-Mini Consumer Staples Index	142	03/18/22	10,846	247,191
E-Mini Energy Select Sector Index	64	03/18/22	4,394	548,042
				$727,298

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
January 31, 2022

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,831,612,077	$—	$—	$7,831,612,077
Money Market Funds	10,820,000	—	—	10,820,000
	$7,842,432,077	$—	$—	$7,842,432,077

Derivative financial instruments(a)
Assets
Futures Contracts	$795,233	$—	$—	$795,233
Liabilities
Futures Contracts	(67,935)	—	—	(67,935)
	$727,298	$—	$—	$727,298

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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